Income Taxes (Tables)	12 Months Ended
Aug. 27, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Current
Federal	$14,293	$15,406	$17,923
State	1,685	1,124	(170)
Total	15,978	16,530	17,753
Deferred
Federal	4,280	1,486	1,415
State	444	308	456
Total	4,724	1,794	1,871
Income Tax Expense	$20,702	$18,324	$19,624

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table provides a reconciliation of the US statutory income tax rate to our effective income tax rate:

	Year Ended
(A percentage)	August 27, 2016	August 29, 2015	August 30, 2014
US federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	2.5%	2.4%	2.3%
Tax-free and dividend income	(1.3)%	(1.3)%	(1.5)%
Income tax credits	(1.1)%	(0.3)%	(0.4)%
Domestic production activities deduction	(2.5)%	(3.7)%	(2.8)%
Other permanent items	(1.3)%	(0.8)%	(0.9)%
Valuation allowance	—%	—%	(0.4)%
Uncertain tax positions settlements and adjustments	—%	(0.5)%	(1.0)%
Effective tax provision rate	31.3%	30.8%	30.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to deferred income taxes were as follows:

(In thousands)	August 27, 2016	August 29, 2015
Deferred income tax asset (liability)
Deferred compensation	$9,609	$10,757
Warranty reserves	4,729	4,288
Postretirement health care benefits	2,262	12,792
Self-insurance reserve	2,214	2,378
Accrued vacation	2,006	1,938
Stock based compensation	1,030	1,239
Unrecognized tax benefit	698	726
Other (1)	1,785	1,592
Total deferred tax assets	24,333	35,710
Inventory	(1,930)	(2,383)
Depreciation	(3,650)	(1,338)
Total deferred tax liabilities	(5,580)	(3,721)
Total deferred income tax assets, net of deferred tax liabilities	$18,753	$31,989

(1)
At August 27, 2016, Other includes $95,000 related to state NOLs that will begin to expire in Fiscal 2021. We have evaluated all the positive and negative evidence and consider it more likely than not that these carryforwards can be realized.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Changes in the unrecognized tax benefits are as follows:

(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Unrecognized tax benefits - beginning balance	$1,589	$1,709	$2,134
Gross decreases - tax positions in a prior period	(355)	(568)	(816)
Gross increases - current period tax positions	476	448	391
Unrecognized tax benefits - ending balance	1,710	1,589	1,709
Accrued interest and penalties	751	922	1,315
Total unrecognized tax benefits	$2,461	$2,511	$3,024